Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Accounts receivable	$ 9,905,651	$ 6,399,233	$ 11,690,495
Allowance for doubtful accounts	(5,800,968)	(2,139,765)	(9,508,708)
Accounts receivable, net	$ 4,104,683	$ 4,259,468	$ 2,181,787